UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cascabel Management LP

Address:  101 Park Avenue
          33rd Floor
          New York, NY 10178


13F File Number: 028-15337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Sinclair
Title:  Managing Member
Phone:  (212) 984-6780


Signature, Place and Date of Signing:

/s/ Scott Sinclair               New York, NY                   May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:       $292,015
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name


         -----------------------           --------------------------------


                                           FORM 13F INFORMATION TABLE
                                                 March 31, 2013
                                             Cascabel Management LP


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                ---------         ------     --------  -------   --- ----  ----------  --------   -----   ------- ----
AMAZON COM INC                COM               023135106   7,995       30,000     PUT   SOLE        NONE          30,000
APPLE INC                     COM               037833100   8,853       20,000     CALL  SOLE        NONE          20,000
APPLE INC                     COM               037833100   4,427       10,000 SH        SOLE        NONE          10,000
ASCENT CAP GROUP INC          COM SER A         043632108   4,511       60,600 SH        SOLE        NONE          60,600
AUTONAVI HLDGS LTD            SPONSORED ADR     05330F106   2,831      264,083 SH        SOLE        NONE         264,083
BAZAARVOICE INC               COM               073271108   1,098      150,000 SH        SOLE        NONE         150,000
CHANGYOU COM LTD              ADS REP CL A      15911M107   2,889      100,000 SH        SOLE        NONE         100,000
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203   7,069      167,000 SH        SOLE        NONE         167,000
DIAGEO P L C                  SPON ADR NEW      25243Q205   6,040       48,000 SH        SOLE        NONE          48,000
DICE HLDGS INC                COM               253017107  10,890    1,075,000 SH        SOLE        NONE       1,075,000
DINEEQUITY INC                COM               254423106  10,319      150,000     PUT   SOLE        NONE         150,000
DISNEY WALT CO                COM DISNEY        254687106   1,420       25,000 SH        SOLE        NONE          25,000
GIANT INTERACTIVE GROUP INC   ADR               374511103  20,464    3,148,277 SH        SOLE        NONE       3,148,277
GOOGLE INC                    CL A              38259P508   7,942       10,000 SH        SOLE        NONE          10,000
HALCON RES CORP               COM NEW           40537Q209   7,011      900,000 SH        SOLE        NONE         900,000
ISHARES TR                    RUSSELL 2000      464287655  47,215      500,000     PUT   SOLE        NONE         500,000
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   5,140    1,000,000 SH        SOLE        NONE       1,000,000
LINKEDIN CORP                 COM CL A          53578A108   9,683       55,000     PUT   SOLE        NONE          55,000
MERCADOLIBRE INC              COM               58733R102   6,952       72,000     PUT   SOLE        NONE          72,000
NATIONSTAR MTG HLDGS INC      COM               63861C109   2,768       75,000 SH        SOLE        NONE          75,000
NVIDIA CORP                   COM               67066G104   9,623      750,000     CALL  SOLE        NONE         750,000
NVIDIA CORP                   COM               67066G104   9,623      750,000 SH        SOLE        NONE         750,000
PHILLIPS 66                   COM               718546104   1,749       25,000 SH        SOLE        NONE          25,000
QUIKSILVER INC                COM               74838C106   6,999    1,152,975 SH        SOLE        NONE       1,152,975
SOUFUN HLDGS LTD              ADR               836034108  26,472    1,010,000 SH        SOLE        NONE       1,010,000
SPDR GOLD TRUST               GOLD SHS          78463V107  38,618      250,000     CALL  SOLE        NONE         250,000
THE ADT CORPORATION           COM               00101J106   4,894      100,000 SH        SOLE        NONE         100,000
YOUKU TUDOU INC               SPONSORED ADR     98742U100   6,708      400,000 SH        SOLE        NONE         400,000
YY INC                        ADS REPCOM CLA    98426T106  11,812      698,926 SH        SOLE        NONE         698,926





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